Non-controlling Interest (NCI) (Details Narrative) - USD ($) $ in Thousands			6 Months Ended
	May 09, 2024	Jul. 05, 2023	Jun. 30, 2025	Jun. 30, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income loss			$ (1,237)	$ 8,842
Joint Ventures [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income loss			389
Joint Ventures [Member] | Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income loss			$ 156
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent		60.00%
Consideration in cash		$ 6,780
Ownership percentage, noncontrolling owner			40.00%
DRYKON MARITIME Corp. [Member] | Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration in cash		$ 4,520
Ownership percentage, noncontrolling owner		40.00%
Accuship Maritime Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent	60.00%
Consideration in cash	$ 7,320
Ownership percentage, noncontrolling owner			40.00%
Accuship Maritime Ltd [Member] | Restricted Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares	267,857
Accuship Maritime Ltd [Member] | Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration in cash	$ 5,880
Ownership percentage, noncontrolling owner	40.00%
Chief Executive Officer and Chairman [Member] | Joint Ventures [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, noncontrolling owner			40.00%